LIR Premier Money Market Fund

LIR Premier Tax-Free Money Market Fund


                          ----------------------------
                                   PROSPECTUS

                                  MAY 1, 2000
                          ----------------------------


This prospectus offers shares of these money market funds through firms that have arrangements with Correspondent Services Corporation [csc] and certain other financial services firms for the benefit of their clients.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.



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LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                                    Contents
                                   THE FUNDS

---------------------------------------------------------------------------------------------------------

What every investor                              3                         Premier Money Market Fund
should know about
the funds                                        6                         Premier Tax-Free Money Market
                                                                           Fund

                                                 9                         More About Risks and
                                                                           Investment Strategies
                                             YOUR INVESTMENT

---------------------------------------------------------------------------------------------------------
Information for                                 10                         Managing Your Fund Account
managing your fund                                                         -- Buying Shares
account                                                                    -- Selling Shares
                                                                           -- Additional Information
                                                                           -- Pricing and Valuation
                                         ADDITIONAL INFORMATION

---------------------------------------------------------------------------------------------------------

Additional important                            14                         Management
information about
the funds                                       14                         Dividends and Taxes

                                                16                         Financial Highlights

---------------------------------------------------------------------------------------------------------
Where to learn more                                                        Back Cover
about the funds

                        The funds are not a complete or
                          balanced investment program.

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                                       2




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                            ------------------------
                         LIR Premier Money Market Fund

                            Premier Money Market Fund
                    INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High level of current income consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates. Foreign securities involve risks that normally are not associated with securities of U.S. issuers.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk

 Foreign Securities Risk

Information on the fund's recent holdings can be found in the current annual/semi-annual reports for the fund or the fund's predecessor, Correspondent Cash Reserves Money Market Portfolio, a series of The Infinity Mutual Funds, Inc. (see back cover for information on ordering those reports).

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                                       3




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                            ------------------------
                         LIR Premier Money Market Fund

                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about Premier Money Market Fund's performance and thus give some indication of the risks of an investment in the fund by showing how the fund's performance has varied from year to year. The bar chart and table reflect the performance of the fund's predecessor, Correspondent Cash Reserves Money Market Portfolio, a series of The Infinity Mutual Funds, Inc., which reorganized into the fund on January 21, 2000.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

PREMIER MONEY MARKET FUND -- TOTAL RETURN (1992 IS THE FUND'S FIRST FULL
                        CALENDAR YEAR OF OPERATIONS)




                                   [PERFORMANCE CHART]

 1990   1991    1992    1993   1994    1995    1996     1997     1998     1999
 ----   ----    ----    ----   ----    ----    ----     ----     ----     ----
                3.11%   2.48%  3.45%   5.24%   4.72%    4.77%    4.75%    4.40%

Best quarter during years shown: 2nd quarter, 1995  -- 1.31%
Worst quarter during years shown: 2nd quarter, 1993  -- 0.59%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

One Year................................................   4.40%
Five Years..............................................   4.78%
Life of Fund (5/20/91)..................................   4.16%

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                                       4

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                         LIR Premier Money Market Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)...............................   None
Maximum Deferred Sales Charge (Load) (as a percentage of
offering price).............................................   None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees(1)..........................................  0.20%
Distribution and/or Service (12b-1) Fees....................  0.60%
Other Expenses(1)...........................................  0.13%
Total Annual Fund Operating Expenses(1).....................  0.93%
                                                              -----
Expense Reimbursements(2)...................................  0.03%
                                                              -----
Net Expenses(2).............................................  0.90%
                                                              -----
                                                              -----

---------

(1) Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current contractual obligations.

(2) The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement. Mitchell Hutchins is contractually obligated to reimburse the fund to the extent that the fund's expenses through the end of its fiscal year ending December 31, 2000 otherwise would exceed the 'Net Expenses' rate shown above. The fund has agreed to repay Mitchell Hutchins for those unreimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the 'Net Expenses' rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $92      $293      $512      $1,140

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                                       5

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                     LIR Premier Tax-Free Money Market Fund

                       Premier Tax-Free Money Market Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests primarily in money market instruments that are exempt from federal income tax. The fund may invest up to 20% of its total assets in securities that are subject to the federal alternative minimum tax.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risks. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk

Information on the fund's recent holdings can be found in the current annual/semi-annual reports for the fund or the fund's predecessor, Correspondent Cash Reserves Tax Free Money Market Portfolio, a series of The Infinity Mutual Funds, Inc. (see back cover for information on ordering those reports).

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                                       6

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                     LIR Premier Tax-Free Money Market Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about Premier Tax-Free Money Market Fund's performance and thus give some indication of the risks of an investment in the fund by showing how the fund's performance has varied from year to year. The bar chart and table reflect the performance of the fund's predecessor, Correspondent Cash Reserves Tax Free Money Market Portfolio, a series of The Infinity Mutual Funds, Inc., which reorganized into the fund on January 21, 2000.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

PREMIER TAX-FREE MONEY MARKET FUND -- TOTAL RETURN (1997 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)



                               [PERFORMANCE CHART]


 1990   1991    1992    1993   1994    1995    1996     1997     1998     1999
 ----   ----    ----    ----   ----    ----    ----     ----     ----     ----
                                                        2.90%    2.83%    2.53%



Best quarter during years shown: 2nd quarter, 1998  -- 0.75%
Worst quarter during years shown: 1st quarter, 1999  -- 0.55%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

One Year................................................   2.53%
Life of Fund (10/7/96)..................................   2.75%

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                                       7

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                            ------------------------
                     LIR Premier Tax-Free Money Market Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)...............................   None
Maximum Deferred Sales Charge (Load) (as a percentage of
offering price).............................................   None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees(1)..........................................  0.20%
Distribution and/or Service (Rule 12b-1) Fees...............  0.60%
Other Expenses(1)...........................................  0.15%
Total Annual Fund Operating Expenses(1).....................  0.95%
                                                              -----
Expense Reimbursements/Fee Waivers(2).......................  0.27%
                                                              -----
Net Expenses(2).............................................  0.68%
                                                              -----
                                                              -----

---------
(1) Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current contractual obligations.

(2) The fund, Mitchell Hutchins and CSC have entered into a written expense reimbursement/fee waiver agreement. CSC is contractually obligated to waive 0.17% of the fund's Rule 12b-1 fees through December 31, 2000, making the effective rate of these fees 0.43%. Mitchell Hutchins is also contractually obligated to reimburse the fund to the extent that the fund's expenses through the end of its fiscal year ending December 31, 2000 otherwise would exceed the 'Net Expenses' rate shown above. The fund has agreed to repay Mitchell Hutchins for those unreimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the 'Net Expenses' rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one year period when the fund's expenses are lower due to its reimbursement/fee waiver agreement with Mitchell Hutchins and CSC. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $69      $276      $499      $1,142

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                                       8




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                          ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to either fund under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISK

Political Risk. Political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of Premier Tax-Free Money Market Fund's dividends. These developments could also cause the value of this fund's municipal money market instruments to fall.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. In addition, Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may

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                                       9

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                        ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund


buy or sell money market instruments to take advantage of yield differences.

During adverse market conditions, Premier Tax-Free Money Market Fund may temporarily invest in cash or taxable money market instruments. These investments may not be consistent with achieving the fund's investment objective during the relatively short periods that they are held.

--------------------------------------------------------------------------------
                               Your Investment
                         MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

The funds offer their shares only to clients of certain securities dealers (e.g., correspondent firms) that have securities clearing or other arrangements with Correspondent Services Corporation [csc] or certain other financial services firms. These clients include qualified retirement plans and individual retirement accounts. You must buy shares through your Investment Representative at your correspondent firm or other financial services firm.

You may buy shares of the funds at the net asset value per share on the same business day after receipt and acceptance of the purchase order by the transfer agent, subject to timely receipt of the purchase order and federal funds for the purchase as provided below. You can place a purchase order through your Investment Representative by presenting him or her with a check made out to your correspondent firm, your financial services firm or CSC. Your correspondent firm or other financial services firm is then responsible for timely depositing that check and crediting your account so that payment is swept into a fund.

Your purchase order must be received by the transfer agent by noon, Eastern time, and federal funds must be available to the funds by 4:00 p.m., Eastern time, on a business day for your purchase to be effective.

Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to a fund through its custodian. A business day is any day that the funds' custodian, their transfer agent, Mitchell Hutchins and your correspondent (or other financial services) firm's office(s) are open for business.

Federal funds are deemed available to a fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. Your correspondent (or other financial services) firm, CSC or their affiliates may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

Each fund's shares are sold at net asset value. However, under a Rule 12b-1 plan adopted by the funds, the funds pay a fee for services and expenses relating to the sale and distribution of the funds' shares and/or for providing shareholder services. Because these fees are paid from the

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                                       10

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                      ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The funds pay Rule 12b-1 plan fees at the following rates based on average daily net assets:

Premier Money Market Fund..............................................0.60%

Premier Tax-Free Money
  Market Fund.........................................................0.43%*
---------

* This is the effective rate resulting from CSC's contractual waiver, through December 31, 2000, of 0.17% of its 0.60% Rule 12b-1 plan fee.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of fund shares. The availability of fund shares to customers of correspondent firms or other financial services firms may vary depending on the arrangements between CSC and those firms.

BUYING SHARES AUTOMATICALLY

All free cash credit balances (that is, immediately available funds) of over $1.00 in your brokerage account at your correspondent firm or other financial services firm (including proceeds from securities you have sold) are automatically invested in the fund you selected as your primary sweep money market fund on a daily basis for settlement the next business day, when federal funds normally are available. For cash balances arising from the sale of securities in your brokerage account, federal funds availability can sometimes take longer.

Fund shares will be purchased only after debits and other charges to your brokerage account are satisfied.

MINIMUM INVESTMENTS

To open an Individual Retirement
  Account (IRA)..............................................................$25
To open any other (non-IRA) account.......................................$1,000
To add to an account........................................................None

The funds may change their minimum investment requirements at any time.

Correspondent firms or other participating financial services firms may establish higher minimums for their customers. Your Investment Representative at your correspondent firm or other financial services firm is responsible for transmitting orders in a timely manner and may have an earlier cut-off time for purchase and sale requests. Speak with your Investment Representative for more information on minimum investments.

SELLING SHARES

You may sell your fund shares by check or through the funds' systematic withdrawal plan. Your fund shares will also be sold automatically to settle any outstanding securities purchases or debits to your linked or associated brokerage account, unless you instruct your Investment Representative otherwise.

You may request sales proceeds at any time by following the instructions related to your account at your correspondent firm or other financial services firm. Your correspondent firm or other financial services firm is responsible for transmitting the sales order to the transfer agent and crediting your account on a timely basis. The funds will not accept requests to sell shares by wire or telephone from you or your financial institution. Your Investment Representative may charge a fee for transmitting the sales order. Please contact your Investment Representative if

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                                       11

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                       ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

you have questions about sales order requirements or closing your account.

SELLING BY CHECK

You may sell your fund shares by using a check drawn on your fund account. You may obtain a supply of checks from the transfer agent or by contacting your Investment Representative. When the transfer agent receives the check for payment, the transfer agent will arrange for the sale of a sufficient amount of fund shares to cover the amount of the check. You will continue to receive dividends until the transfer agent receives the check.

You will not receive canceled checks, but you may request photocopies of canceled checks. If you have insufficient funds in your account to cover a check you have written, the payee will receive a returned check. You should not attempt to sell all the shares in your account by writing a check because the amount of fund shares is likely to change each day as you earn dividends. You may not close your account by check.

The transfer agent may impose charges for specially imprinted checks, business checks, stop payment orders, copies of canceled checks and checks returned for insufficient funds. You will pay these charges through automatic sales of an appropriate number of your fund shares.

You may obtain the necessary forms for the checkwriting service from your Investment Representative. This service generally is not available to persons who own fund shares through any sub-account or tax-deferred retirement plan account.

SELLING SHARES AUTOMATICALLY

CSC has instituted an automatic sales procedure applicable to fund shareholders. CSC may use this procedure if you have outstanding amounts due as a result of securities purchases or other transactions. CSC may review your securities account each business day prior to noon, Eastern time, and automatically sell a sufficient number of fund shares to satisfy any outstanding amounts due from your account. This procedure will occur on the business day prior to the day you are obligated to make a payment. Your correspondent firm or other financial services firm will receive these sales proceeds on the day following the sales date.

SYSTEMATIC WITHDRAWAL PLAN

You may receive automatic payments from your account on a monthly, quarterly or semi-annual basis if you maintain a minimum $1,000 balance in your fund account. The minimum withdrawal is $50. Ordinarily, sales proceeds will be on deposit in your designated account at an Automatic Clearing House member bank two business days after the withdrawal. You may request that payment be made by check to yourself or a third party. You, your correspondent firm (or other financial services firm), the transfer agent or a fund may request that your participation in the systematic withdrawal plan end at any time.

If you are a retirement plan participant, you may be eligible for participation in the systematic withdrawal plan. Such withdrawals are generally taxable as ordinary income. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income and withdrawals will be subject to an additional tax equal to 10% of the amount distributed (unless the withdrawals are used to pay certain higher education expenses

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                                       12

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                        ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

and certain acquisition costs of first time home buyers) if made prior to the time the participant:

 reaches age 59 1/2;

 becomes permanently disabled; or

 reaches at least age 55 and is separated from service of the employer who sponsored the plan.

Please contact your Investment Representative for more information on the systematic withdrawal plan.

ADDITIONAL INFORMATION

It costs the funds money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $1,000. This requirement will be waived for IRA accounts.

If you want to sell shares that you purchased recently, a fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

Each fund's shares are bought and sold without charge to the shareholder. Correspondent firms or other financial services firms buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your account with your correspondent firm or other financial services firm before purchasing shares. A correspondent firm or other financial services firm buying or selling shares on your behalf is responsible for transmitting orders to the transfer agent in accordance with its shareholder agreements and the procedures noted above.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for each fund is determined once each business day at noon, Eastern time, on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day. Your price for buying or selling your shares will be the net asset value that is next calculated after a fund accepts your order.

                                  ------------
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                                       13

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                        ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                                MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114 and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On March 31, 2000, Mitchell Hutchins was adviser or sub-adviser of 30 investment companies with 73 separate portfolios and aggregate assets of approximately $56.3 billion.

ADVISORY FEES

Each fund pays advisory and administration fees to Mitchell Hutchins at the annual rate of 0.20% of its average daily net assets.

--------------------------------------------------------------------------------

                             DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The funds declare dividends daily and pay them monthly. The funds distribute any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain their share price at $1.00 per share.

You will receive dividends in additional shares of a fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

TAXES

Dividends from Premier Tax-Free Money Market Fund generally are not subject to federal income tax. The dividends that you receive from Premier Money Market Fund generally are subject to federal income tax and are expected to be taxed as ordinary income.

If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Each fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain on the sale of your fund shares so long as the funds maintain a share price of $1.00.

                                  ------------
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                                       14

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                        ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

Each fund is required to withhold 31% of all taxable dividends payable to any individuals and certain other noncorporate shareholders who have not provided the funds or their correspondent firm (or other financial services firm) with a correct taxpayer identification number on Form W-9 (for U.S. citizens and resident aliens) or a properly completed claim for exemption on Form W-8 (for nonresident aliens and other foreign entities), or are otherwise subject to backup withholding.

                                  ------------
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                      ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by KPMG LLP, independent auditors for the reported periods of each fund's predecessor, whose report, along with the predecessor funds' financial statements, are included in the predecessor funds' Annual Report to Shareholders. The predecessor funds' Annual Report may be obtained without charge by calling 1-800-442-3809.

                                                                       PREMIER MONEY MARKET FUND(1)
                                                   --------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                      1999           1998           1997           1996          1995
                                                      ----           ----           ----           ----          ----
Net asset value, beginning of period.............  $   0.9994     $   0.9992     $   0.9991     $   0.9986     $ 0.9975
                                                   ----------     ----------     ----------     ----------     --------
Income from investment operations:
   Net investment income.........................      0.0431         0.0465         0.0467         0.0462       0.0512
                                                   ----------     ----------     ----------     ----------     --------
   Net realized gains (losses) on investment
    transactions.................................      0.0001         0.0002         0.0001         0.0005       0.0011
                                                   ----------     ----------     ----------     ----------     --------
   Total from investment operations..............      0.0432         0.0467         0.0468         0.0467       0.0523
                                                   ----------     ----------     ----------     ----------     --------
Dividends to shareholders from net investment
 income..........................................     (0.0431)       (0.0465)       (0.0467)       (0.0462)     (0.0512)
                                                   ----------     ----------     ----------     ----------     --------
Net change in net asset value....................      0.0001         0.0002         0.0001         0.0005       0.0011
                                                   ----------     ----------     ----------     ----------     --------
Net asset value, end of period...................  $   0.9995     $   0.9994     $   0.9992     $   0.9991     $ 0.9986
                                                   ----------     ----------     ----------     ----------     --------
                                                   ----------     ----------     ----------     ----------     --------
Total return.....................................        4.40%          4.75%          4.77%          4.72%        5.24%
Ratios/Supplemental Data:
Net assets, end of period (000's)................  $1,778,330     $1,387,903     $1,151,012     $1,007,265     $779,011
Ratio of expenses to average net assets (after
 fee waivers)....................................        0.92%          0.93%          0.95%          0.88%        0.85%
Ratio of net investment income to average net
 assets (after fee waivers)......................        4.32%          4.64%          4.68%          4.65%        5.14%
Ratio of expenses to average net assets(2).......        1.03%          1.04%          1.06%          1.01%        1.03%

---------
(1) The financial highlights for the periods indicated reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into Premier Money Market Fund on January 21, 2000.

(2) During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

                                  ------------
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                      ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                             FINANCIAL HIGHLIGHTS
                                   (continued)
--------------------------------------------------------------------------------

                                                          PREMIER TAX-FREE MONEY MARKET FUND(1)
                                                  -----------------------------------------------------
                                                               YEAR ENDED
                                                              DECEMBER 31,                PERIOD ENDED
                                                  ------------------------------------    DECEMBER 31,
                                                    1999          1998          1997         1996(2)
                                                    ----          ----          ----         -------
Net asset value, beginning of period............  $ 1.0000      $ 1.0000      $ 1.0000       $1.0000
                                                  --------      --------      --------       -------
Income from investment operations:
   Net investment income........................    0.0250        0.0279        0.0286        0.0100
                                                  --------      --------      --------       -------

   Total from investment operations.............    0.0250        0.0279        0.0286        0.0100
                                                  --------      --------      --------       -------
Dividends to shareholders from net investment
 income.........................................   (0.0250)      (0.0279)      (0.0286)      (0.0100)
                                                  --------      --------      --------       -------
Net change in net asset value...................     --           --             --           --
                                                  --------      --------      --------       -------
Net asset value, end of period..................  $ 1.0000      $ 1.0000      $ 1.0000       $1.0000
                                                  --------      --------      --------       -------
                                                  --------      --------      --------       -------
Total return....................................      2.53%         2.83%         2.90%         0.66%(3)
Ratios/Supplemental data:
Net assets, end of period (000's)...............  $109,701      $102,821      $103,399       $80,409
Ratio of expenses to average net assets (after
 fee waivers)...................................      0.74%         0.71%         0.78%         0.74%(4)
Ratio of net investment income to average net
 assets (after fee waivers).....................      2.50%         2.79%         2.86%         2.80%(4)
Ratio of expenses to average net assets(5)......      1.05%         1.02%         1.18%         1.20%(4)

---------
(1) The financial highlights for the periods indicated reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into Premier Tax-Free Money Market Fund on January 21, 2000.

(2) For the period from October 7, 1996, (commencement of operations) through December 31, 1996.

(3) Not annualized.

(4) Annualized.

(5) During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

                                  ------------
--------------------------------------------------------------------------------
                                       17



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

TICKER SYMBOL:  LIR Premier Money Market Fund:
                  ICCXX

                LIR Premier Tax-Free Money Market
                  Fund: CTFXX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in their or their predecessors' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your Investment Representative. You may obtain free copies of the funds' or their predecessors' annual and semi-annual reports and their SAI by contacting the funds directly at 1-800-442-3809.

You may review and copy information about the funds and their predecessors, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of information about the funds:

 For a fee, by electronic request
 at publicinfo@sec.gov or by writing the
 SEC's Public Reference Room,
 Washington, D.C. 20549-0102; or

 Free, from the EDGAR Database on the
 SEC's Internet website at:
 http://www.sec.gov.

Mitchell Hutchins LIR Money Series
 -- LIR Premier Money Market Fund
 -- LIR Premier Tax-Free Money Market Fund
Investment Company Act File No. 811-08767

'c' 2000 Mitchell Hutchins Asset Management Inc.
All rights reserved.

S747

LIR
PREMIER
MONEY MARKET FUND
TAX-FREE MONEY MARKET FUND
Prospectus

----------------------------------------------------

 May 1, 2000



                           STATEMENT OF DIFFERENCES
                           ------------------------


The copyright symbol shall be expressed as..................................'c'